Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (1,757,914)	$ 2,991,203	$ (48,319,475)	$ (17,279,847)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization expense	2,518	390,499	711,929	1,373,707
Stock compensation expense	783,762	1,114,467	1,575,952	3,739,156
Amortization of deferred origination fees		(55,842)
Operating lease	(2,172)	18,594
Provision (benefit) for credit losses		(166,035)
Net deferred indemnified loan origination fees			(63,275)	(45,806)
Interest expense				663,208
Lease expense			23,181	136,097
Credit loss (benefit) expense			(1,393,131)	290,857
Impairment of goodwill	0	0	6,058,000	13,208,276
Impairment of long-lived intangible assets			3,090,881	5,699,464
Income tax (benefit)/expense		45,953	43,859,686	(1,829,701)
Marketing expense settled via common stock			100,000
Change in fair value of warrant	(1,254,240)	(2,341,773)	(2,803,638)	1,853,920
Change in the fair value of deferred consideration	(120,040)	(396,070)	(361,449)	(4,570,157)
Changes in operating assets and liabilities:
Accounts receivable – trade	83,674	1,092,069	(12,734)	81,183
Accounts receivable – related party	385,168	(180,874)	1,127,297	(863,593)
Contract assets				21,170
Prepaid expenses	317,545	243,335	86,901	(220,852)
Other current liabilities	(58,370)	25,203	527
Accrued interest receivable	14,214	(9,469)	(2,542)	(6,460)
Deferred underwriting payable				(550,000)
Other assets	(286,672)	82,206	(2,967,145)	40,370
Accounts payable	486,818	(62,950)	(76,672)	(2,515,442)
Accounts payable – related party	89,309	(474,057)	(501,709)	386,660
Accrued expenses	(480,811)	(59,296)	292,396	(464,424)
Contract liabilities	(18,127)	44,873	6,413	20,926
Security deposit			(916)	(856)
Net deferred indemnified loan origination fees		402,601
Net cash provided by (used in) operating activities	(1,815,338)	2,704,637	430,477	(832,144)
Purchase of property and equipment				(208,434)
Payment to Abaca Shareholder				(3,000,000)
Proceeds from loan repayment	6,545	6,083	12,394	1,027,986
Net cash provided by investing activities	6,545	6,083	12,394	(2,180,448)
Repayment of senior secured promissory note	(255,765)	(1,487,507)	(3,006,993)	(488,834)
Net share settlement for stock compensation expense	(12,771)
Net cash used in financing activities	(268,536)	(1,487,507)	(3,006,993)	(488,834)
Net (decrease) increase in cash and cash equivalents	(2,077,329)	1,223,213	(2,564,122)	(3,501,426)
Cash and cash equivalents – beginning of period	2,324,647	4,888,769	4,888,769	8,390,195
Cash and cash equivalents – end of period	247,318	6,111,982	2,324,647	4,888,769
Supplemental disclosure of cash flow information
Interest paid	228,901	325,327	416,852	450,258
Supplemental disclosure of non-cash investing and financial activities
Marketing expense settled via common stock			50,000
Shares issued for the settlement of abaca acquisition				4,085,076
Operating lease right of use assets recognized
Operating lease liabilities recognized
Shares issued for the settlement of PCCU debt obligation				38,406,408
Cumulative effect from adoption of CECL				581,318
Reversal of deferred underwriting cost				900,500
Interest recognized on PCCU settlement				639,521
Reclassification of forward purchase receivable	$ (4,584,221)